Loans and other receivables from credit institutions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of consolidated financial statements

Thousand of reais	2023	2022	2021

Classification:
Financial assets measured at amortized cost	25,716,845	20,713,315	26,485,913
Comprising:
Loans and other receivables from credit institutions at amortized cost	25,724,609	20,725,914	26,507,738
Provision for impairment losses (note 9.c)	(7,764)	(12,599)	(21,825)
Loans and other receivables from credit institutions, net	25,716,845	20,713,315	26,485,913
Loans and other receivables from credit institutions, gross	25,724,609	20,725,914	26,507,738

Type:
Time deposit investments	10,337,746	7,655,416	9,255,101
Repurchase agreements (1)	2,980,557	2,430,956	4,129,438
Judicial deposits	10,730,571	10,267,493	10,200,137
Other accounts	1,675,735	372,049	2,923,062
Total	25,724,609	20,725,914	26,507,738

(1) Secured by debt instruments

Schedule of loans and amounts due from credit institutions currency

In BRL thousands	2023	2022	2021

Currency:
Brazilian Real	23,885,181	19,796,533	23,669,165
U.S. dollar	775,000	676,709	2,445,780
Euro	1,064,428	252,672	392,793
Total	25,724,609	20,725,914	26,507,738